                                                      OFFICERS AND DIRECTORS

DIRECTORS                                                                DISTRIBUTOR

George H. Michaelis, Chairman of the Board                               FPA Fund Distributors, Inc.
Donald E. Cantlay                                                        11400 West Olympic Boulevard, Suite 1200
DeWayne W. Moore                                                         Los Angeles, California  90064
Lawrence J. Sheehan
Kenneth L. Trefftzs
                                                                         COUNSEL

                                                                         O'Melveny & Myers
                                                                         Los Angeles, California

OFFICERS
                                                                         INDEPENDENT AUDITORS
Robert L. Rodriguez, President and
   Chief Investment Officer                                              Ernst & Young LLP
George H. Michaelis, Executive Vice President                            Los Angeles, California
Christopher Linden, Senior Vice President
Eric S. Ende, Vice President
Julio J. de Puzo, Jr., Treasurer                                         CUSTODIAN & TRANSFER AGENT
Sherry Sasaki, Secretary
Christopher H. Thomas, Assistant Treasurer                               State Street Bank and Trust Company
                                                                         Boston, Massachusetts


                                                                         SHAREHOLDER SERVICE AGENT

INVESTMENT ADVISER                                                       Boston Financial Data Services, Inc.
                                                                         P.O. Box 8500
First Pacific Advisors, Inc.                                             Boston, Massachusetts  02266-8500
11400 West Olympic Boulevard, Suite 1200                                 (800) 638-3060
Los Angeles, California  90064                                           (617) 328-5000


This report has been prepared for the information of shareholders of FPA New Income, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

                             LETTER TO SHAREHOLDERS

Dear Fellow Shareholders:

    This Annual Report covers the fiscal year ended September 30, 1995. Your Fund's net asset value (NAV) per share closed at $11.05. During the fiscal year, income dividends totaling $0.69 were distributed. There were no capital gain distributions for the period.

    The following table shows the average annual total return for several different periods ended on that date for the Fund and several comparative indices. The data quoted represents past performance, and an investment in the Fund may fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


                                         AVERAGE ANNUAL TOTAL RETURN
                                       PERIODS ENDED SEPTEMBER 30, 1995
                                       --------------------------------
                                       1 YEAR      5 YEARS     10 YEARS
                                       ------      -------     --------
FPA New Income, Inc.
   (NAV) . . . . . . . . . . . . . .   12.14%*     11.82%*     10.70%*

FPA New Income, Inc.
   (Net of Sales Charge) . . . . . .    7.09%++    10.79%++    10.19%++

Lipper Fixed-Income Fund
  Average  . . . . . . . . . . . . .   10.95%       9.72%       9.23%

Lehman Brothers Government/
  Corporate Bond Index . . . . . . .   14.35%       9.89%       9.95%


     The Fund's total rate of return for the fiscal year, which reflects the change in NAV combined with the reinvestment of dividends and distributions paid, was 12.14%* versus 10.95% and 14.35% for the Lipper Fixed-Income Fund Average and the Lehman Brothers Government/Corporate Bond Index, respectively. For the second half of the fiscal year, the total returns were: FPA New Income, Inc., 7.39%*; Lipper Average, 6.85%; and the Lehman Brothers Index, 8.53%. Finally, on a calendar year-to-date basis, the total returns were: FPA New Income, Inc., 11.49%*; the Lipper Average, 11.17%; and the Lehman Brothers Index, 13.93%.


COMMENTARY

    This fiscal year has been very volatile. It began in the midst of the worst bond market in seventy years, but in early February the market rallied to become one of the strongest. Long-term Treasury yields have fallen from over 8% to 6.3%. The yield curve is very flat. Long-term yields are barely 60 basis points (there are 100 basis points in one percent) above the Federal Funds rate and 100 basis points more than the three-month Treasury bill. In response to this rally, we have been shortening the portfolio's average maturity and duration. At September 30, they were 3.3 and 3 years, respectively, down from March levels of 4.9 and 4 years.

    Recently, your Fund outperformed the average fixed-income fund while lagging the Lehman Brothers Index return. We did not complete the portfolio's lengthening strategy earlier in the year and were also somewhat early in shortening the average maturity. The Fund's average life and duration have therefore been consistently less than those of the Lehman Index, which in a bond market rally leads to underperformance. Even so, your Fund achieved 85% of the Lehman Index's total return with only 68% of its duration. In other words, we earned this total return with a lower level of risk. This has usually been the case over the years and it has been a contributing factor to your Fund's successful long-term record.

    The portfolio's increasingly defensive characteristics reflected our belief that the economy would renew its strength during the second half of the year. Furthermore, we were concerned that an accelerating economy would drive inflation above 3%. If correct, higher rates would be a likely outcome and bond prices would fall. The recently released report on third quarter gross domestic

_______________

* Does not reflect deduction of the sales charge which, if reflected, would reduce the performance shown

++ Reflects deduction of the current maximum sales charge of 4.50% of the offering price product shows evidence of renewed economic strength accompanied by an inflation level that was less than our expectations. This improving inflation outlook is helping drive longer term yields down closer to short-term rates. Many investors believe that this is only a temporary period of renewed economic growth and that a slowdown will return in the fourth quarter or first half of next year, accompanied by a lowering of short-term rates by the Federal Reserve as it begins an easier monetary policy. Investor sentiment indices reflect these positive expectations since they are at very high levels. We are naturally cautious when we see this amount of "bullishness." However, we do think that long-term interest rates might not rise as much as we originally expected because of the good news on inflation. In light of this, long-term Treasury bonds will probably move within a 6.25% to 7.5% range over the next year. We have extended the lower range due to the improving inflation outlook, but we don't think that longer term rates will fall into the 5% range for any length of time due to the structural risks still facing the bond market. These risks revolve around the federal government's growing liabilities in the entitlements section of the budget. Short-term rates have room to fall but not to the same extent as in 1993. It would not surprise us to see these rates fall 50 basis points before they would start to re-stimulate the economy.

    We also believe that this bond market "bullishness" is being fueled by the balanced budget talks currently taking place in Washington. There is a growing consensus that meaningful budgetary reform is on the verge of reality and the current level of long-term interest rates appears to reflect part of this optimism. However, we are still quite skeptical. All versions of the proposed budget in Congress don't really achieve meaningful budget cuts until late 1997 or 1998. What happens if a recession occurs before then? Will Congress stay the course of budgetary reform or will it focus on the short-term at the expense of longer term problems? We wish we knew the answers since they would help in setting our investment strategy. Despite these uncertainties, if longer term bond yields were materially higher, we would extend the portfolio's average maturity since there would be a wider margin for error. The Fund's current portfolio composition reflects our belief that the present level of long-term rates does not provide a sufficient margin of safety. We are only at the beginning of a very long road back to fiscal responsibility. It will be a very arduous one with many opportunities to get sidetracked. Caution is still required.

    We have continued to improve credit quality. While longer term interest rates are at 6% or below, we will likely maintain our defensive strategy. Furthermore, yield spreads between credit quality sectors are quite narrow, so high yield bond holdings total only 2% of the portfolio at fiscal year-end, the lowest level in years. Convertible securities represent a modest 7%; with the stock market at record levels, we are finding very few attractive convertibles. Overall quality is high with 61.9% of total assets invested in Government/Agency securities and 21.5% in short-term liquidity. Within the portfolio's Government/Agency component, we increased the mortgage-backed securities investment to 46.7% from 28.7% at March 31, 1995. Many of these securities are what we call "par cushion bonds." We purchased them close to par with coupons of 8% and 8.5%. Their average maturity is determined by how fast the underlying mortgages pre-pay. Under virtually all interest rate scenarios, we earn a positive yield spread to that of Treasury securities. Typically, we are buying them from owners, such as banks or insurance companies, who cannot take this maturity variability risk. This has been one of the few areas where some pricing inefficiency has been created. We will deploy our short-term liquidity into longer term bonds if we get a meaningful rise in interest rates or additional bond sectors come into disfavor. Currently, the investment environment reflects very little chaos or controversy that would create potential investment opportunities. Until fear and uncertainty return, we will patiently wait to deploy the capital that you have entrusted to us.

    During a period when there has been minimal growth in high-quality bond funds, your Fund continues to attract new investors. We thank you for the support that you have shown by your investment in FPA New Income, Inc. Respectfully submitted,




Robert L. Rodriguez, C.F.A.
President and Chief Investment Officer
October 28, 1995

                             HISTORICAL PERFORMANCE


    Change in Value of a $10,000 Investment in FPA New Income, Inc. vs. Lehman Brothers Government/Corporate Bond Index and Lipper Fixed-Income Fund Average from October 1, 1985 to September 30, 1995


                                  9/30/85  9/30/86  9/30/87  9/30/88  9/30/89  9/30/90  9/30/91  9/30/92  9/30/93  9/30/94  9/30/95
                                  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
FPA New Income, Inc.                9,550   10,934   11,532   13,121   14,504   15,099   18,222   20,792   23,166   23,537   26,393
FPA New Income, Inc. (NAV)         10,000   11,449   12,075   13,739   15,187   15,810   19,081   21,772   24,258   24,646   27,637
Lehman Brothers
    Government/Corporate           10,000   12,063   12,022   13,558   15,090   16,112   18,664   21,134   23,553   22,578   25,820
Lipper Fixed-Income Fund Average   10,000   11,786   11,975   13,393   14,652   15,208   17,783   20,185   22,228   21,799   24,186


Past performance is not indicative of future performance. The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Lehman Brothers Government/Corporate Bond Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. The Lipper Fixed-Income Fund Average provides an additional comparison of how your Fund performed in relation to other mutual funds with similar objectives. The Lipper data does not include sales charges. The performance shown for FPA New Income, Inc., with an ending value of $26,393, reflects deduction of the current maximum sales charge of 4.5% of the offering price. In addition, since investors purchase shares of the Fund with varying sales charges depending primarily on volume purchased, the Fund's performance at net asset value (NAV) is also shown, as reflected by the ending value of $27,637. The performance of the Fund and of the Averages is computed on a total return basis which includes reinvestment of all distributions.

                            MAJOR PORTFOLIO CHANGES
                  For the Six Months Ended September 30, 1995


                                                                                               Principal
                                                                                                Amount
NET PURCHASES                                                                                  ---------
NON-CONVERTIBLE BONDS
Federal Home Loan Mortgage Corporation (CMO)--7% 2020 . . . . . . . . . . . . . . . . . .    $  10,000,000
Federal Home Loan Mortgage Corporation (CMO)--8% 2010 (1) . . . . . . . . . . . . . . . .    $   1,865,000
Federal Home Loan Mortgage Corporation (CMO)--8 1/2% 2024 (1) . . . . . . . . . . . . . .    $   5,000,000
Federal Home Loan Mortgage Corporation (PAC-IO-REMIC)--6 1/2% 2023 (1)  . . . . . . . . .    $  13,000,000
Federal National Mortgage Association (REMIC)--8% 2011 (1)  . . . . . . . . . . . . . . .    $   2,000,000
Federal National Mortgage Association (PAC-IO-REMIC)--6 1/2% 2020 (1) . . . . . . . . . .    $   6,000,000
Federal National Mortgage Association (PAC-REMIC)--8% 2023 (1)  . . . . . . . . . . . . .    $   6,590,000
Federal National Mortgage Association (PAC-REMIC)--8 1/2% 2024 (1)  . . . . . . . . . . .    $   5,874,428
Federal National Mortgage Association (PAC-REMIC)--8 1/2% 2025 (1)  . . . . . . . . . . .    $  11,000,000
Federal National Mortgage Association (PAC-IO-REMIC)--6 1/2% 2009 (1) . . . . . . . . . .    $  15,000,000
Government National Mortgage Association (MH)--9% 2010 (1)  . . . . . . . . . . . . . . .    $   1,154,029
Government National Mortgage Association (REMIC)--7.99125% 2010 (1) . . . . . . . . . . .    $   5,536,828
Kidder Peabody Mortgage Assets Trust (CMO) Series 5 Class G--8.45% 2018 (1) . . . . . . .    $   3,526,750
Plantronics, Inc. --10% 2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   2,148,000

CONVERTIBLE DEBENTURE
Diagnostic/Retrieval Systems, Inc.--9% 2003 (1) . . . . . . . . . . . . . . . . . . . . .    $   2,000,000

NET SALES
NON-CONVERTIBLE BONDS
RJR Nabisco Inc.--8% 2000 (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   1,500,000
U.S. Treasury Notes--7 1/4% 2004 (2)  . . . . . . . . . . . . . . . . . . . . . . . . . .    $   3,000,000
U.S. Treasury Notes--7 3/4% 1999 (2)  . . . . . . . . . . . . . . . . . . . . . . . . . .    $   3,000,000
U.S. Treasury Notes Strip--0% 2009  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  10,000,000
CONVERTIBLE DEBENTURES
Quantum Corporation--6 3/8% 2002 (2)  . . . . . . . . . . . . . . . . . . . . . . . . . .    $   2,500,000
Seagate Technology, Inc.--6 3/4% 2012 (2) . . . . . . . . . . . . . . . . . . . . . . . .    $   3,000,000




(1) Indicates new commitment to portfolio
(2) Indicates elimination from portfolio

                                     PORTFOLIO OF INVESTMENTS
                                        September 30, 1995

                                                                     Principal
BONDS & DEBENTURES                                                    Amount          Cost           Value
-----------------------------------------------------------------  -----------     -----------     -----------
U.S. GOVERNMENT & AGENCIES
MORTGAGE-BACKED SECURITIES -- 46.7%
Federal Home Loan Mortgage Corporation (CMO)
  --7% 2020 . . . . . . . . . . . . . . . . . . . . . . . . . . .  $16,060,000     $15,681,625     $16,004,794
  --8% 2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,865,000       1,874,325       1,870,245
  --8 1/2% 2024 . . . . . . . . . . . . . . . . . . . . . . . . .    5,000,000       5,031,250       5,076,563
Federal Home Loan Mortgage Corporation (PAC-IO-CMO)
  --6 1/2% 2020 . . . . . . . . . . . . . . . . . . . . . . . . .    4,171,384         872,741         862,955
  --7% 2020 . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,000,000       2,258,584       2,400,000
Federal Home Loan Mortgage Corporation (PAC-IO-REMIC)
  --6 1/2% 2023 . . . . . . . . . . . . . . . . . . . . . . . . .   13,000,000       2,331,809       2,331,875
Federal Home Loan Mortgage Corporation (REMIC)
  --6 1/2% 2018 . . . . . . . . . . . . . . . . . . . . . . . . .    1,500,000       1,527,188       1,456,875
  --7% 2003 . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,600,000       2,652,000       2,593,500
  --10.15% 2006 . . . . . . . . . . . . . . . . . . . . . . . . .      159,189         200,020         161,577
Federal National Mortgage Association(REMIC)
  --8% 2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000       2,010,000       2,014,375
Federal National Mortgage Association (PAC-REMIC)
  --7 3/4% 2023 . . . . . . . . . . . . . . . . . . . . . . . . .    3,500,000       3,215,625       3,474,844
  --8% 2023 . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,590,000       6,540,575       6,540,575
  --8 1/2% 2024 . . . . . . . . . . . . . . . . . . . . . . . . .    5,874,428       5,901,277       5,921,979
  --8 1/2% 2025 . . . . . . . . . . . . . . . . . . . . . . . . .   11,000,000      11,056,250      11,061,875
Federal National Mortgage Association (PAC-IO-REMIC)
  --6 1/2% 2009 . . . . . . . . . . . . . . . . . . . . . . . . .   15,000,000       2,486,661       2,465,625
  --6 1/2% 2020 . . . . . . . . . . . . . . . . . . . . . . . . .    6,000,000       1,631,095       1,606,875
  --7% 2004 . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,103,118         426,247         420,624
  --7% 2017 . . . . . . . . . . . . . . . . . . . . . . . . . . .    9,914,724       1,665,225       1,911,683
Government National Mortgage Association
  --7 1/2% 2023 . . . . . . . . . . . . . . . . . . . . . . . . .      910,187         870,366         918,720
Government National Mortgage Association II
  --10% 2004  . . . . . . . . . . . . . . . . . . . . . . . . . .      208,464         210,628         221,623
Government National Mortgage Association (PL)
  --10 1/4% 2017  . . . . . . . . . . . . . . . . . . . . . . . .      957,753       1,039,162       1,016,415
Government National Mortgage Association (GPM)
  --14% 2014  . . . . . . . . . . . . . . . . . . . . . . . . . .       77,962          78,483          86,757
Government National Mortgage Association (REMIC)
  --7.99125% 2010 . . . . . . . . . . . . . . . . . . . . . . . .    5,536,828       5,536,828       5,545,479

                                 PORTFOLIO OF INVESTMENTS
                                        Continued

                                                                     Principal
BONDS & DEBENTURES--CONTINUED                                         Amount          Cost           Value
-----------------------------------------------------------------  -----------     -----------     -----------
Government National Mortgage Association (MH)
  --7 1/2% 2002 . . . . . . . . . . . . . . . . . . . . . . . . .      366,756         384,177         370,424
  --8 1/4% 2006-7 . . . . . . . . . . . . . . . . . . . . . . . .      995,819       1,045,117       1,033,162
  --8 3/4% 2006 . . . . . . . . . . . . . . . . . . . . . . . . .    1,861,106       1,924,796       1,942,529
  --8 3/4% 2011 . . . . . . . . . . . . . . . . . . . . . . . . .    2,060,932       2,130,488       2,153,674
  --9% 2010-11  . . . . . . . . . . . . . . . . . . . . . . . . .    4,307,998       4,525,813       4,522,052
  --9 1/4% 2011 . . . . . . . . . . . . . . . . . . . . . . . . .    1,412,068       1,483,625       1,487,525
  --9 1/2% 2001 . . . . . . . . . . . . . . . . . . . . . . . . .      229,927         231,939         243,435
  --9 3/4% 2005-6 . . . . . . . . . . . . . . . . . . . . . . . .    4,768,624       5,086,688       5,060,702
  --9 3/4% 2012-13  . . . . . . . . . . . . . . . . . . . . . . .    1,716,980       1,849,511       1,822,145
  --10 1/4% 2003-5  . . . . . . . . . . . . . . . . . . . . . . .      740,370         753,837         793,121
  --10 3/4% 1999-2001 . . . . . . . . . . . . . . . . . . . . . .    1,063,180       1,120,660       1,141,257
                                                                                  ------------    ------------
                                                                                  $ 95,634,615    $ 96,535,859
                                                                                  ------------    ------------
U.S. TREASURY -- 13.1%
U.S. Treasury Notes
  --6 7/8% 1997 . . . . . . . . . . . . . . . . . . . . . . . . .  $ 9,500,000    $  9,650,234    $  9,645,469
  --7 1/4% 1996 . . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000       2,990,156       3,046,875
  --8 1/4% 2005 . . . . . . . . . . . . . . . . . . . . . . . . .    1,800,000       1,706,250       1,932,187
U.S. Treasury Notes Strip--0% 2009  . . . . . . . . . . . . . . .   31,000,000      10,344,142      12,537,020
                                                                                  ------------    ------------
                                                                                  $ 24,690,782    $ 27,161,551
                                                                                  ------------    ------------
U.S. AGENCIES -- 2.1%
Tennessee Valley Authority --8 3/8% 1999  . . . . . . . . . . . .  $ 3,400,000    $  3,222,781    $  3,653,938
U.S. Small Business Administration --9.8% 1998  . . . . . . . . .      725,034         730,029         751,316
                                                                                  ------------    ------------
                                                                                  $  3,952,810    $  4,405,254
                                                                                  ------------    ------------
TOTAL U.S. GOVERNMENT & AGENCIES -- 61.9%                                         $124,278,207    $128,102,664
                                                                                  ------------    ------------
OTHER U.S. GOVERNMENT-BACKED -- 2.3%
Republic of Turkey Trust Certificates--0% 1998  . . . . . . . . .  $ 3,000,000    $  2,257,324    $  2,489,460
State of Israel Trust Certificates--0% 1998 . . . . . . . . . . .    2,785,000       2,129,079       2,311,049
                                                                                  ------------    ------------
                                                                                  $  4,386,403    $  4,800,509
                                                                                  ------------    ------------
MORTGAGE BONDS
ASSET BACKED -- 3.0%
Green Tree Financial Corporation (CMO)
  --6.9% 2004 . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,408,553    $  1,407,672    $  1,396,228
Merrill Lynch Mortgage Investors, Inc. Class A
  (backed by Manufactured Housing First Mortgages)
  --8.3% 2012 . . . . . . . . . . . . . . . . . . . . . . . . . .    4,100,000       4,105,516       4,233,250
  --9.2% 2011 . . . . . . . . . . . . . . . . . . . . . . . . . .      314,521         313,046         323,957
  --9.7% 2008 . . . . . . . . . . . . . . . . . . . . . . . . . .      141,858         143,967         145,050
                                                                                  ------------    ------------
                                                                                  $  5,970,201    $  6,098,485
                                                                                  ------------    ------------

                                            PORTFOLIO OF INVESTMENTS
                                                   Continued

                                                                     Principal
BONDS & DEBENTURES--CONTINUED                                         Amount          Cost           Value
-----------------------------------------------------------------  -----------     -----------     -----------
MORTGAGE BACKED -- 2.1%
Drexel Burnham Lambert (CMO) Trust Series B Class B-3
  --8.9% 2016 (backed by Federal National
  Mortgage Association Bonds) . . . . . . . . . . . . . . . . . .   $  252,921    $    247,862    $    253,553
Home Mac Mortgage Securities Corporation (CMO)
  --9.15% 2019 (backed by U.S. Government
  Agency Bonds) . . . . . . . . . . . . . . . . . . . . . . . . .      581,303         488,295         599,469
Kidder Peabody Mortgage Assets Series 5 Class G
  --8.45% 2018 (backed by U.S. Government
  Agency Bonds) . . . . . . . . . . . . . . . . . . . . . . . . .    3,526,750       3,509,116       3,509,116
                                                                                  ------------    ------------
                                                                                  $  4,245,273    $  4,362,138
                                                                                  ------------    ------------
TOTAL MORTGAGE BONDS -- 5.1%  . . . . . . . . . . . . . . . . . .                 $ 10,215,474    $ 10,460,623
                                                                                  ------------    ------------

CORPORATE BONDS & DEBENTURES
Aztar Corporation--11% 2002 . . . . . . . . . . . . . . . . . . .   $  500,000    $    500,000    $    475,000
Figgie International Inc.--10 3/8% 1998 . . . . . . . . . . . . .      348,000         356,700         339,300
Plantronics, Inc. --10% 2001  . . . . . . . . . . . . . . . . . .    3,248,000       3,299,575       3,312,960
RJR Nabisco Incorporated--8 5/8% 2002 . . . . . . . . . . . . . .      500,000         467,750         513,750
                                                                                  ------------    ------------
TOTAL CORPORATE BONDS
 & DEBENTURES -- 2.2% . . . . . . . . . . . . . . . . . . . . . .                 $  4,624,025    $  4,641,010
                                                                                  ------------    ------------

TOTAL NON-CONVERTIBLE
 BONDS & DEBENTURES -- 71.5%  . . . . . . . . . . . . . . . . . .                 $143,504,109    $148,004,806
                                                                                  ------------    ------------

CONVERTIBLE SECURITIES
CONVERTIBLE BONDS & DEBENTURES -- 4.2%
Anacomp International, N.V.--9% 1996  . . . . . . . . . . . . . .   $  780,000    $    582,500    $    468,000
Diagnostic/Retrieval Systems, Inc.--8 1/2% 1998 . . . . . . . . .    1,700,000       1,329,096       1,672,375
Diagnostic/Retrieval Systems, Inc.--9% 2003 . . . . . . . . . . .    2,000,000       2,000,000       2,000,000
Fabri-Centers of America, Inc.--6 1/4% 2002 . . . . . . . . . . .    3,631,000       2,762,010       3,168,048
Micropolis Corporation--6% 2012 . . . . . . . . . . . . . . . . .    2,500,000       1,058,875       1,400,000
                                                                                  ------------    ------------
                                                                                  $  7,732,481    $  8,708,423
                                                                                  ------------    ------------

                            PORTFOLIO OF INVESTMENTS
                                   Continued

                                                                Shares or
                                                                Principal
                                                                 Amount          Cost          Value
                                                               -----------   ------------   ------------
CONVERTIBLE PREFERRED STOCKS -- 2.8%
Integon Corporation.  . . . . . . . . . . . . . . . . . . . .       30,000   $  1,500,000   $  1,650,000
Network Imaging Corporation . . . . . . . . . . . . . . . . .       75,000      1,400,000      1,256,250
Storage Technology Corporation  . . . . . . . . . . . . . . .       50,000      3,047,052      2,862,500
                                                                             ------------   ------------
                                                                             $  5,947,052   $  5,768,750
                                                                             ------------   ------------
TOTAL CONVERTIBLE SECURITIES -- 7.0%  . . . . . . . . . . . .                $ 13,679,533   $ 14,477,173
                                                                             ------------   ------------
LIMITED PARTNERSHIP -- 0.0%
Jewel Recovery L.P. . . . . . . . . . . . . . . . . . . . . .       18,594   $      9,297   $      9,297
                                                                             ------------   ------------
SHORT-TERM INVESTMENTS -- 10.1%
U.S. Treasury Bills --6.77% 2/08/96 . . . . . . . . . . . . .  $ 3,000,000   $  2,931,208   $  2,942,700
U.S. Treasury Notes
 -- 4 1/4% 11/30/95 . . . . . . . . . . . . . . . . . . . . .    6,500,000      6,506,510      6,485,781
 -- 4 1/4% 12/31/95 . . . . . . . . . . . . . . . . . . . . .    2,000,000      1,999,063      1,993,750
 -- 4 1/4% 5/15/96  . . . . . . . . . . . . . . . . . . . . .    9,500,000      9,293,203      9,416,875
                                                                             ------------   ------------
                                                                             $ 20,729,984   $ 20,839,106
                                                                             ------------   ------------

TOTAL INVESTMENT SECURITIES -- 88.6%  . . . . . . . . . . . .                $177,922,923   $183,330,382
                                                                             ============   ------------
OTHER SHORT-TERM INVESTMENTS -- 12.6%
Short-term Corporate Notes:
  American General Corporation --5.68% 10/2/95  . . . . . . .  $ 1,800,000                  $  1,799,716
  Anheuser-Bush Companies --5.70% 10/4/95 . . . . . . . . . .    6,600,000                     6,596,865
  AT&T Capital Corporation --5.75% 10/05/95 . . . . . . . . .   10,100,000                    10,093,547
  Snap-on Incorporated --5.90% 10/5/95  . . . . . . . . . . .    1,200,000                     1,199,213
  American General Finance Corporation --5.75% 10/6/95  . . .    5,100,000                     5,095,927
State Street Bank Repurchase Agreement--5 1/4% 10/02/95
  (Collateralized by U.S. Treasury Notes--10 3/8% 2009,
  market value $1,382,173)  . . . . . . . . . . . . . . . . .    1,376,000                     1,376,402
                                                                                            ------------
                                                                                            $ 26,161,670
                                                                                            ------------
TOTAL INVESTMENTS -- 101.2% . . . . . . . . . . . . . . . . .                               $209,492,052
Liabilities less other assets-- (1.2)%  . . . . . . . . . . .                                 (2,474,111)
                                                                                            ------------
TOTAL NET ASSETS -- 100%  . . . . . . . . . . . . . . . . . .                               $207,017,941
                                                                                            ============


   See notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1995


ASSETS
  Investments at value:
    Investment securities -- at market value
      (identified cost $177,922,923)  . . . . . . . . . . . . .  $183,330,382
    Short-term investments -- at cost plus interest earned
      (maturities of 60 days or less) . . . . . . . . . . . . .    26,161,670   $209,492,052
                                                                 ------------
  Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          843
  Receivable for:
    Capital Stock sold  . . . . . . . . . . . . . . . . . . . .  $  2,765,433
    Interest  . . . . . . . . . . . . . . . . . . . . . . . . .     2,115,620
    Investment securities sold  . . . . . . . . . . . . . . . .           226      4,881,279
                                                                 ------------   ------------
                                                                                $214,374,174


LIABILITIES
  Payable for:
    Investment securities purchased . . . . . . . . . . . . . .  $  7,083,669
    Accrued expenses and other liabilities  . . . . . . . . . .       103,034
    Capital Stock repurchased . . . . . . . . . . . . . . . . .        93,177
    Advisory fees . . . . . . . . . . . . . . . . . . . . . . .        76,353      7,356,233
                                                                 ------------   ------------

NET ASSETS -- equivalent to $11.05 per share on 18,741,450
  shares of Capital Stock outstanding . . . . . . . . . . . . .                 $207,017,941
                                                                                ============

SUMMARY OF SHAREHOLDERS' EQUITY
  Capital Stock -- par value $0.01 per share; authorized
    100,000,000 shares; outstanding 18,741,450 shares . . . . .                 $    187,415
  Additional Paid-in Capital  . . . . . . . . . . . . . . . . .                  195,409,700
  Undistributed net realized gains on investments . . . . . . .                    3,058,626
  Undistributed net investment income . . . . . . . . . . . . .                    2,954,741
  Unrealized appreciation of investments  . . . . . . . . . . .                    5,407,459
                                                                                ------------
  Net assets at September 30, 1995  . . . . . . . . . . . . . .                 $207,017,941
                                                                                ============


See notes to financial statements.

                            STATEMENT OF OPERATIONS
                     For the Year Ended September 30, 1995


INVESTMENT INCOME
    Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $10,766,991
    Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     394,344
                                                                                      -----------
                                                                                      $11,161,335

EXPENSES
    Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .  $    755,915
    Transfer agent fees and expenses  . . . . . . . . . . . . . . . .        97,504
    Custodian fees and expenses . . . . . . . . . . . . . . . . . . .        38,322
    Registration fees . . . . . . . . . . . . . . . . . . . . . . . .        34,064
    Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .        22,925
    Postage . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        21,500
    Director's fees and expenses  . . . . . . . . . . . . . . . . . .        20,040
    Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,462
    Reports to shareholders . . . . . . . . . . . . . . . . . . . . .        12,784
    Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,645
    Taxes, other than federal income tax  . . . . . . . . . . . . . .         7,440
    Other expenses  . . . . . . . . . . . . . . . . . . . . . . . . .        10,199     1,049,800
                                                                       ------------   -----------
            Net investment income . . . . . . . . . . . . . . . . . .                 $10,111,535
                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Net realized gain on investments:
    Proceeds from sales of investment securities (excluding
      short-term investments with maturities of 60 days or less)  . .  $ 42,030,022
    Cost of investment securities sold  . . . . . . . . . . . . . . .   (38,949,204)
                                                                       ------------
        Net realized gain on investments  . . . . . . . . . . . . . .                 $ 3,080,818

Unrealized appreciation of investments:
    Unrealized appreciation at beginning of year  . . . . . . . . . .  $    881,301
    Unrealized appreciation at end of year  . . . . . . . . . . . . .     5,407,459
                                                                       ------------

        Increase in unrealized appreciation of investments  . . . . .                   4,526,158
                                                                                      -----------

            Net realized and unrealized gain on investments . . . . .                 $ 7,606,976
                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .                 $17,718,511
                                                                                      ===========


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                For the Year Ended September 30,
                                                 ------------------------------------------------------------
                                                             1995                           1994
                                                 ----------------------------   -----------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income . . . . . . . . . . .    $ 10,111,535                    $  7,462,027
  Net realized gain (loss) on investments . .       3,080,818                         (20,939)
  Increase (decrease) in unrealized
   appreciation of investments  . . . . . . .       4,526,158                      (5,558,684)
                                                 ------------                     -----------
Increase in net assets resulting
  from operations . . . . . . . . . . . . . .                    $ 17,718,511                    $  1,882,404
Distributions to shareholders:
  From net investment income  . . . . . . . .    $ (9,257,545)                   $ (7,361,224)
  From net realized capital gains . . . . . .          --                          (2,686,312)
  In excess of net realized gains . . . . . .          --                             (22,192)
  From paid-in capital  . . . . . . . . . . .          --          (9,257,545)        (10,128)    (10,079,856)
                                                 ------------                    ------------
Capital Stock transactions:
  Proceeds from Capital Stock sold  . . . . .    $100,118,255                    $ 33,309,670
  Proceeds from shares issued to
    shareholders upon reinvestment
    of dividends and distributions  . . . . .       7,265,944                       8,252,481
  Cost of Capital Stock repurchased . . . . .     (31,535,316)     75,848,883     (25,719,056)     15,843,095
                                                 ------------    ------------    ------------    ------------
Total increase in net assets  . . . . . . . .                    $ 84,309,849                    $  7,645,643

NET ASSETS
Beginning of year, including
  undistributed net investment income
  of $2,100,751 and $1,999,948  . . . . . . .                     122,708,092                     115,062,449
                                                                 ------------                    ------------
End of year, including
  undistributed net investment income
  of $2,954,741 and $2,100,751  . . . . . . .                    $207,017,941                    $122,708,092
                                                                 ============                    ============
CHANGE IN CAPITAL STOCK
  OUTSTANDING
Shares of Capital Stock sold  . . . . . . . .                       9,332,648                       3,087,452
Shares issued to shareholders
  upon reinvestment of dividends
  and distributions . . . . . . . . . . . . .                         693,811                         769,224
Shares of Capital Stock repurchased . . . . .                      (2,947,243)                     (2,358,789)
                                                                 ------------                    ------------
Increase in Capital Stock
  outstanding . . . . . . . . . . . . . . . .                       7,079,216                       1,497,887
                                                                 ============                    ============

See notes to financial statements.

                              FINANCIAL HIGHLIGHTS
 SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                  For the Year Ended September 30,
                                                      --------------------------------------------------------
                                                       1995        1994        1993        1992        1991
                                                      -------     -------     -------     -------     --------
Per share operating performance:
Net asset value at beginning of year  . . . . . .     $ 10.52     $ 11.32     $ 10.90     $ 10.47     $   9.47
                                                      -------     -------     -------     -------     --------
Net investment income . . . . . . . . . . . . . .     $  0.67     $  0.68     $  0.70     $  0.73     $   0.84
Net realized and unrealized gain (loss)
  on investment securities  . . . . . . . . . . .        0.55       (0.51)       0.49        0.66         1.02
                                                      -------     -------     -------     -------     --------
Total from investment operations  . . . . . . . .     $  1.22     $  0.17     $  1.19     $  1.39     $   1.86
                                                      -------     -------     -------     -------     --------
Less distributions:
  Dividends from net investment income  . . . . .     $ (0.69)    $ (0.70)    $ (0.70)    $ (0.76)    $  (0.85)
  Distributions from net realized
    capital gains . . . . . . . . . . . . . . . .        --         (0.27)      (0.07)      (0.20)       (0.01)
                                                      -------     -------     -------     -------     --------
Total distributions . . . . . . . . . . . . . . .     $ (0.69)    $ (0.97)    $ (0.77)    $ (0.96)    $  (0.86)
                                                      -------     -------     -------     -------     --------
Net asset value at end of year  . . . . . . . . .     $ 11.05     $ 10.52     $ 11.32     $ 10.90     $  10.47
                                                      =======     =======     =======     =======     ========

Total investment return*  . . . . . . . . . . . .      12.14%        1.60%      11.42%      14.10%      20.69%
Ratios/supplemental data:
Net assets at end of year (in $000's) . . . . . .     207,018      122,708     115,062      80,489      41,859
Ratio of expenses to average net assets . . . . .       0.68%        0.74%       0.73%       0.78%       0.87%
Ratio of net investment income to
  average net assets  . . . . . . . . . . . . . .       6.50%        6.41%       6.48%       7.17%       8.46%
Portfolio turnover rate . . . . . . . . . . . . .         31%          39%         41%         22%         26%

* Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.

----------------------------------------------------------------------------

        FEDERAL TAX STATUS OF FISCAL YEAR DISTRIBUTIONS TO SHAREHOLDERS

                                                          Ordinary Income
                                    Per Share      -----------------------------
           Payable Date              Amount        Qualifying     Non-Qualifying
---------------------------------   ---------      ----------     --------------
October 15, 1994  . . . . . . . .     $0.18           1.1%             98.9%
January 9, 1995 . . . . . . . . .     $0.17*          3.0%             97.0%
April 15, 1995  . . . . . . . . .     $0.17           3.7%             96.3%
July 15, 1995 . . . . . . . . . .     $0.17           3.7%             96.3%

* Even though payment was made in 1995, this distribution was taxable to shareholders in 1994 under provisions of the Internal Revenue Code.

Qualifying dividends refers to the amount of dividends which are designated as qualifying for the 70% dividends received deduction applicable to corporate shareholders.

A form 1099 will be mailed to each shareholder in January 1996 setting forth specific amounts to be included in their 1995 tax returns.

                        NOTES TO FINANCIAL STATEMENTS
                              September 30, 1995


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.  Security Valuation

         Securities listed or traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on the last business day of the year, or if there was not a sale that day, at the last bid price. Unlisted securities and securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities' value in the judgment of the Fund's officers, are valued at the most recent bid price or other ascertainable market value. Short-term investments with maturities of 60 days or less are valued at cost plus interest earned which approximates market value.

B.  Federal Income Tax

         No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, all of its taxable net investment income and taxable net realized gains on investments.

C.  Securities Transactions and Related Investment Income

         Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

NOTE 2 -- PURCHASES OF INVESTMENT SECURITIES

    Cost of purchases of investment securities (excluding short-term investments with maturities of 60 days or less) aggregated $98,862,351 for the year ended September 30, 1995. Realized gains or losses are based on the specific-certificate identification method. Cost of investment securities owned at September 30, 1995 was the same for federal income tax and financial reporting purposes.

NOTE 3 -- ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

    Pursuant to an Investment Advisory Agreement, advisory fees were paid by the Fund to First Pacific Advisors, Inc. (the "Adviser"). Under the terms of this Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 0.5% of the average daily net assets of the Fund. The Agreement obligates the Adviser to reduce its fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of any supplemental statistical and research information, and extraordinary expenses such as litigation) in excess of 1 1/2% of the first $15 million and 1% of the remaining average net assets of the Fund for the year.

    For the year ended September 30, 1995, the Fund paid aggregate fees of $19,500 to all Directors who are not affiliated persons of the Adviser. Legal fees were for services rendered by O'Melveny & Myers, counsel for the Fund. A Director of the Fund is of counsel to, and a retired partner of, that firm.